Related Party Transactions - Activity of Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 10, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Revenues		$ 11,822	$ 10,745	$ 8,392
Costs and services		14,574	10,808	$ 8,351
Accounts receivable		1,109	797
Accounts payable		$ 1,720	$ 254
Land and building | Prologis, L.P.
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	$ 6,300